AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 94.4%
	AEROSPACE/DEFENSE — 3.2%
$105,000	Hexcel Corp. 4.200%, 2/15/2027[1]	$101,171
	AGRICULTURE — 3.3%
104,000	Darling Ingredients, Inc. 5.250%, 4/15/2027[1,2]	102,367
	AUTO PARTS & EQUIPMENT — 3.5%
125,000	Dana, Inc. 4.250%, 9/1/2030[1]	110,791
	BIOTECHNOLOGY — 1.6%
50,000	BioMarin Pharmaceutical, Inc. 1.250%, 5/15/2027[3]	51,345
	COMMERCIAL SERVICES — 5.6%
106,000	AMN Healthcare, Inc. 4.625%, 10/1/2027[1,2]	100,302
75,000	Block, Inc. 0.250%, 11/1/2027[3]	61,594
5,000	WASH Multifamily Acquisition, Inc. 5.750%, 4/15/2026[1,2]	4,836
10,000	Williams Scotsman, Inc. 6.125%, 6/15/2025[1,2]	10,020
		176,752
	COMPUTERS — 9.4%
100,000	Apple, Inc. 1.125%, 5/11/2025[1]	95,372
100,000	International Business Machines Corp. 3.300%, 5/15/2026	97,040
12,000	Unisys Corp. 6.875%, 11/1/2027[1,2]	10,803
19,000	Virtusa Corp. 7.125%, 12/15/2028[1,2]	16,268
50,000	Zscaler, Inc. 0.125%, 7/1/2025[3]	75,775
		295,258
	ELECTRIC — 3.5%
125,000	Clearway Energy Operating LLC 3.750%, 2/15/2031[1,2]	110,014
	ELECTRICAL COMPONENTS & EQUIPMENT — 3.2%
106,000	EnerSys 4.375%, 12/15/2027[1,2]	100,700

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ELECTRONICS — 2.6%
$75,000	Trimble, Inc. 6.100%, 3/15/2033[1]	$80,217
	ENERGY-ALTERNATE SOURCES — 4.0%
100,000	Enphase Energy, Inc. 0.000%, 3/1/2026[3]	91,100
50,000	Sunnova Energy International, Inc. 0.250%, 12/1/2026[3]	33,875
		124,975
	ENTERTAINMENT — 3.9%
10,000	Six Flags Entertainment Corp. 4.875%, 7/31/2024[1,2]	9,875
	Vail Resorts, Inc.
70,000	6.250%, 5/15/2025[1,2]	69,650
49,000	0.000%, 1/1/2026[3]	43,579
		123,104
	FOOD — 0.0%
9,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500%, 6/1/2026[1,2]	855
	HEALTHCARE-PRODUCTS — 3.2%
103,000	Hologic, Inc. 4.625%, 2/1/2028[1,2]	98,850
	HEALTHCARE-SERVICES — 2.4%
20,000	CHS/Community Health Systems, Inc. 8.000%, 3/15/2026[1,2]	19,934
16,000	ModivCare, Inc. 5.875%, 11/15/2025[1,2]	15,800
15,000	Select Medical Corp. 6.250%, 8/15/2026[1,2]	15,079
10,000	Tenet Healthcare Corp. 6.250%, 2/1/2027[1]	10,049
16,000	U.S. Acute Care Solutions LLC 6.375%, 3/1/2026[1,2]	13,369
		74,231
	INTERNET — 0.9%
10,000	TripAdvisor, Inc. 7.000%, 7/15/2025[1,2]	10,024
18,000	Uber Technologies, Inc. 8.000%, 11/1/2026[1,2]	18,334
		28,358

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MACHINERY-DIVERSIFIED — 0.4%
$11,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC 7.750%, 4/15/2026[1,2,4]	$11,069
	MEDIA — 1.7%
13,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 5.875%, 8/15/2027[1,2]	12,223
21,000	Gannett Holdings LLC 6.000%, 11/1/2026[1,2]	18,533
18,000	iHeartCommunications, Inc. 8.375%, 5/1/2027[1]	11,683
5,000	McGraw-Hill Education, Inc. 5.750%, 8/1/2028[1,2]	4,821
5,000	Videotron Ltd. 5.375%, 6/15/2024[1,2,4]	4,975
		52,235
	METAL FABRICATE/HARDWARE — 3.2%
105,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[1,2]	101,325
	PACKAGING & CONTAINERS — 0.3%
10,000	LABL, Inc. 6.750%, 7/15/2026[1,2]	9,724
	PHARMACEUTICALS — 0.3%
12,000	AdaptHealth LLC 6.125%, 8/1/2028[1,2]	10,356
	REITS — 23.8%
105,000	Alexandria Real Estate Equities, Inc. 3.800%, 4/15/2026[1]	102,210
109,000	American Tower Corp. 1.600%, 4/15/2026[1]	100,777
109,000	Digital Realty Trust LP 3.700%, 8/15/2027[1]	105,138
113,000	Equinix, Inc. 1.000%, 9/15/2025[1]	105,426
104,000	HAT Holdings I LLC / HAT Holdings II LLC 6.000%, 4/15/2025[1,2]	103,695
26,000	Hudson Pacific Properties LP 5.950%, 2/15/2028[1]	22,998
100,000	Iron Mountain, Inc. 4.875%, 9/15/2027[1,2]	97,597
5,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.500%, 6/1/2025[1,2]	5,028

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	REITS (Continued)
$128,000	Prologis LP 1.250%, 10/15/2030[1]	$103,598
		746,467
	SEMICONDUCTORS — 10.6%
10,000	Amkor Technology, Inc. 6.625%, 9/15/2027[1,2]	10,125
100,000	Broadcom, Inc. 3.150%, 11/15/2025[1]	96,898
50,000	Lam Research Corp. 3.800%, 3/15/2025[1]	49,364
75,000	Microchip Technology, Inc. 0.983%, 9/1/2024	72,665
100,000	Micron Technology, Inc. 5.375%, 4/15/2028[1]	101,958
		331,010
	SOFTWARE — 0.5%
5,000	Rocket Software, Inc. 6.500%, 2/15/2029[1,2]	4,350
7,000	SS&C Technologies, Inc. 5.500%, 9/30/2027[1,2]	6,898
5,000	Veritas US, Inc. / Veritas Bermuda Ltd. 7.500%, 9/1/2025[1,2]	4,128
		15,376
	TELECOMMUNICATIONS — 0.8%
18,000	CommScope Technologies LLC 6.000%, 6/15/2025[1,2]	14,670
9,000	Viasat, Inc. 5.625%, 4/15/2027[1,2]	8,708
		23,378
	WATER — 2.5%
80,000	American Water Capital Corp. 3.400%, 3/1/2025[1]	78,330
	TOTAL CORPORATE BONDS
	(Cost $2,964,883)	2,958,258

Number of Shares
	MEDIUM TERM NOTES — 0.8%
	COMMERCIAL SERVICES — 0.8%
25,000	Capital Impact Partners[1]	23,960
	TOTAL MEDIUM TERM NOTES
	(Cost $25,000)	23,960

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 1.2%
	PHARMACEUTICALS — 1.2%
1,500	Harrow, Inc., 11.875%[1]	$38,730
	TOTAL PREFERRED STOCKS
	(Cost $37,500)	38,730

Principal Amount
	U.S. TREASURY NOTES — 3.3%
	United States Treasury Note
$35,000	2.250%, 1/31/2024	34,913
35,000	1.500%, 2/29/2024	34,788
35,000	2.250%, 3/31/2024	34,739
	TOTAL U.S. TREASURY NOTES
	(Cost $104,440)	104,440
	SHORT-TERM INVESTMENTS — 1.1%
32,929	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[5]	32,929
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,929)	32,929
	TOTAL INVESTMENTS — 100.8%
	(Cost $3,164,752)	3,158,317
	Liabilities in Excess of Other Assets — (0.8)%	(23,781)
	TOTAL NET ASSETS — 100.0%	$3,134,536

LLC – Limited Liability Company
LP – Limited Partnership

[1]Callable.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,155,305, which represents 36.86% of total net assets of the Fund.
[3]Convertible security.
[4]Foreign security denominated in U.S. Dollars.
[5]The rate is the annualized seven-day yield at period end.